UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

The Maxim Loomis Sayles Bond Portfolio outperformed its Benchmark, the Merrill Lynch Government & Corporate Index, returning +8.10% (net of fees) versus 7.27% for the Index for the one-year period ended December 31, 2007. The Portfolio employs a diversified multisector strategy utilizing various sectors of the fixed income markets, including (but not limited to) investment grade US corporates, US Treasuries, US high yield and non-US dollar denominated securities. The Portfolio's outperformance for the period can be attributed to three factors: the Portfolio's longer duration relative to the Index, allocation to and security selection within non-US-dollar-denominated securities, and our relative underweight to a weak investment grade financial sector. Continued global demand and capital flows impacted world economies. Our foreign currency holdings, particularly those denominated in the Canadian dollar and Brazilian real, benefited from the relative weakness of the US dollar. Non-dollar-denominated securities buoyed weak US dollar corporates. In general, several years of low defaults and strengthening corporate balance sheets had reduced risk premiums to below-average levels until the effects of defaults on subprime mortgages hastened a flight from riskier assets. As a result, US Treasury securities outperformed corporates, and high yield securities lagged. Our long duration stance among US Treasurys and corporates took advantage of falling yields amid the flight to quality. We anticipate volatile markets in the near term on uncertainty over the path of economic growth and the extent of financial system distress. Looking forward, we seek to maintain a well-diversified Portfolio in the multisector approach, remaining nimble and focused on prudent security selection.

	MAXIM LOOMIS SAYLES BOND	MERRILL LYNCH CORP/GOVT
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	10,343.00	10,952.60
1999	10,846.70	10,727.63
2000	11,345.65	12,008.73
2001	11,637.24	13,019.26
2002	12,926.64	14,444.87
2003	16,817.56	15,100.38
2004	18,664.13	15,727.35
2005	19,356.57	16,123.68
2006	21,505.15	16,740.41
2007	23,247.06	17,957.60

Maxim Loomis Sayles Bond Portfolio

Total Return –

One Year:	8.10%
Five Year:	12.46%
Ten Year:	8.80%

Portfolio Inception:	11/01/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Government Corporate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Bond Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2007 and 2006

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$388,716,936
Cash denominated in foreign currencies (2)	135,213
Cash	347,350
Collateral for securities loaned	4,217,655
Dividends and interest receivable	5,943,891
Subscriptions receivable	755,950

Total assets	400,116,995

LIABILITIES:
Due to investment adviser	298,530
Payable upon return of securities loaned	4,217,655
Redemptions payable	6,197,418

Total liabilities	10,713,603

NET ASSETS	$389,403,392

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,103,582
Additional paid-in capital	361,428,471
Net unrealized appreciation on investments	23,950,809
Overdistributed net investment income	(14,656)
Accumulated net realized gain on investments	935,186

NET ASSETS	$389,403,392

NET ASSET VALUE PER OUTSTANDING SHARE	$12.55
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	31,035,817

(1) Cost of investments in securities:	$364,764,657
(2) Cost of cash denominated in foreign currencies:	136,683

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$23,932,543
Income from securities lending	31,066
Dividends	382,060

Total income	24,345,669

EXPENSES:
Management fees	3,335,753

NET INVESTMENT INCOME	21,009,916

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,981,241
Change in net unrealized appreciation on investments	(4,961,089)

Net realized and unrealized gain on investments	7,020,152

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,030,068

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$21,009,916	$16,484,155
Net realized gain on investments	11,981,241	5,289,698
Change in net unrealized appreciation on investments	(4,961,089)	11,287,659

Net increase in net assets resulting from operations	28,030,068	33,061,512

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,894,799)	(17,068,639)
From net realized gains	(3,275,697)

Total distributions	(30,170,496)	(17,068,639)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	198,443,342	151,828,441
Reinvestment of distributions	30,170,496	17,068,639
Redemptions of shares	(177,150,491)	(138,183,537)

Net increase in net assets resulting from share transactions	51,463,347	30,713,543

Total increase in net assets	49,322,919	46,706,416

NET ASSETS:
Beginning of period	340,080,473	293,374,057

End of period (1)	$389,403,392	$340,080,473

OTHER INFORMATION:

SHARES:
Sold	15,317,741	12,263,004
Issued in reinvestment of distributions	2,417,534	1,392,841
Redeemed	(13,723,925)	(11,174,069)

Net increase	4,011,350	2,481,776

(1) Including overdistributed net investment income	$(14,656)	$(725)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$12.58	$11.95	$12.35	$11.98	$9.78

Income from Investment Operations

Net investment income	0.92	0.67	0.84	0.91	0.79
Net realized and unrealized gain (loss)	0.08	0.63	(0.39)	0.36	2.12

Total Income From Investment Operations	1.00	1.30	0.45	1.27	2.91

Less Distributions

From net investment income	(0.92)	(0.67)	(0.85)	(0.90)	(0.71)
From net realized gains	(0.11)

Total Distributions	(1.03)	(0.67)	(0.85)	(0.90)	(0.71)

Net Asset Value, End of Period	$12.55	$12.58	$11.95	$12.35	$11.98

Total Return	8.10%	11.10%	3.71%	10.98%	30.10%

Net Assets, End of Period ($000)	$389,403	$340,080	$293,374	$271,541	$251,129

Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	5.67%	5.31%	5.06%	5.62%	6.30%

Portfolio Turnover Rate	28.34%	36.73%	38.48%	33.18%	47.85%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2007 were $41,821,708, $47,031,449 and 12.08%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2007 were $3,121,028, $3,499,903 and 0.90%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $139,970,203 and $85,242,380, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $6,540,898 and $17,357,268, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $364,839,337. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $33,240,123 and gross depreciation of securities in which there was an excess of tax cost over value of $9,362,524 resulting in net appreciation of $23,877,599.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $4,177,390 and received collateral of $4,217,655 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$26,827,164	$17,068,639
Long-term capital gain	3,343,332	0

	$30,170,496	$17,068,639

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	1,009,866

Net accumulated earnings	1,009,866

Net unrealized appreciation on investments	23,877,599
Cumulative effect of other timing differences	(14,656)
Net unrealized depreciation on foreign currency	(1,470)
Capital loss carryforwards	0

Total distributable tax basis earnings	$24,871,339

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2007 the Portfolio reclassified $5,870,952 from accumulated net realized gain on investments to overdistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2007, the Portfolio utilized $1,858,796 of capital loss carryforwards.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC. MAXIM LOOMIS SAYLES BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)		Value ($)

AGENCY — 1.60%
9,000,000	Fannie Mae **	6,223,177
SGD	2.290% February 19, 2009
		$6,223,177

AGRICULTURE — 0.28%
1,055,000	Corn Products International Inc	1,098,991
	Senior Notes
	6.625% April 15, 2037
		$1,098,991

AIRLINES — 2.05%
700,000	American Airlines Inc	691,250
	Pass Thru Certificates
	7.324% October 15, 2009
69,277	American Airlines Inc	68,231
	Pass Thru Certificates
	8.040% September 16, 2011
1,500,291	Atlas Air Inc	1,755,341
	Pass Thru Certificates
	7.680% January 2, 2014
394,351	Atlas Air Inc	492,939
	Pass Thru Certificates
	9.057% January 2, 2014
913,951	Atlas Air Inc	918,521
	Pass Thru Certificates
	8.770% January 2, 2011
1,326,184	Atlas Air Inc	1,525,112
	Pass Thru Certificates
	7.630% January 2, 2015
574,129	Continental Airlines Inc	552,599
	Pass Thru Certificates
	7.373% December 15, 2015
77,802	Continental Airlines Inc	77,316
	Pass Thru Certificates
	8.307% October 2, 2019
1,220,000	Delta Air Lines Inc #	1,195,600
	Pass Thru Certificates
	8.954% August 10, 2014
705,000	Qantas Airways Ltd #	725,250
	Notes
	6.050% April 15, 2016
		$8,002,159

AUTOMOBILES — 1.05%
215,000	Ford Motor Co	147,275
	Notes
	7.125% November 15, 2025
1,735,000	Ford Motor Co	1,153,775
	Debentures
	6.375% February 1, 2029
225,000	Ford Motor Co	149,625
	Bonds
	6.625% October 1, 2028
1,475,000	Ford Motor Co ^^	1,095,188
	Unsecured Notes
	7.450% July 16, 2031
40,000	General Motors Corp ^^	32,200
	Senior Debentures
	8.375% July 15, 2033
1,935,000	General Motors Corp ^^	1,538,325
	Senior Debentures
	8.250% July 15, 2023
		$4,116,388

BANKS — 1.41%
1,830,000	BAC Capital Trust VI	1,562,961
	Company Guaranteed Notes
	5.625% March 8, 2035
2,500,000	HSBC Bank USA Inc #	2,850,000
	Notes
	3.310% August 25, 2010
1,000,000	Keycorp Capital III ^^	1,093,130
	Company Notes
	7.750% July 15, 2029
		$5,506,091

BIOTECHNOLOGY — 0.92%
1,915,000	Enzon Pharmaceuticals Inc	1,900,638
	Convertible
	4.500% July 1, 2008
250,000	Human Genome Sciences Inc	216,563
	Bonds
	2.250% August 15, 2012
90,000	Incyte Corp	88,425
	Convertible
	3.500% February 15, 2011
385,000	Nektar Therapeutics ^^	317,625
	Convertible
	3.250% September 28, 2012
985,000	Regeneron Pharmaceuticals Inc	1,035,481
	Convertible
	5.500% October 17, 2008
		$3,558,732

BROADCAST/MEDIA — 3.45%
1,000,000	Clear Channel Communications Inc	949,358
	Notes
	4.250% May 15, 2009

1,500,000	Comcast Corp	1,373,015
	Bonds
	5.650% June 15, 2035
3,250,000	Comcast Corp	3,507,634
	Notes
	6.950% August 15, 2037
1,140,000	Comcast Corp	1,163,300
	Senior Unsecured Notes
	6.500% November 15, 2035
3,455,000	Comcast Corp	3,517,815
	Notes
	6.450% March 15, 2037
1,130,000	News America Inc	1,113,943
	Notes
	6.200% December 15, 2034
1,860,000	News America Inc	1,796,740
	Notes
	6.150% March 1, 2037
		$13,421,805

BUILDING MATERIALS — 0.67%
575,000	Owens Corning Inc	526,550
	Notes
	6.500% December 1, 2016
865,000	Owens Corning Inc	780,459
	Notes
	7.000% December 1, 2036
250,000	Ply Gem Industries Inc ^^	193,750
	Senior Subordinated Notes
	9.000% February 15, 2012
1,220,000	USG Corp	1,102,139
	Senior Unsecured Notes
	6.300% November 15, 2016
		$2,602,898

CANADIAN - FEDERAL — 15.29%
2,000,000	Canada Housing Trust #1	2,023,304
CAD	Foreign Government Guaranteed Notes
	4.100% December 15, 2008
1,400,000	Government of Canada	1,429,789
CAD	Bonds
	6.000% June 1, 2008
9,500,000	Government of Canada	12,106,135
CAD	Bonds
	5.750% June 1, 2033
31,050,000	Government of Canada	31,522,972
CAD	Bonds
	4.250% September 1, 2008
12,100,000	Government of Canada	12,347,407
CAD	Bonds
	4.250% September 1, 2009
		$59,429,607

CANADIAN - PROVINCIAL — 0.88%
3,198,794	Province of Alberta	3,435,037
CAD	Debentures
	5.930% September 16, 2016
		$3,435,037

CHEMICALS — 1.04%
535,000	Hercules Inc	438,700
	Junior Subordinated Debentures
	6.500% June 30, 2029
3,675,000	Methanex Corp	3,586,319
	Notes
	6.000% August 15, 2015
		$4,025,019

COMMUNICATIONS - EQUIPMENT — 1.29%
950,000	Corning Inc	1,034,066
	Unsecured Notes
	7.250% August 15, 2036
250,000	Lucent Technologies Inc	206,563
	Debentures
	6.500% January 15, 2028
4,555,000	Lucent Technologies Inc	3,763,569
	Debentures
	6.450% March 15, 2029
		$5,004,198

COMPUTER HARDWARE & SYSTEMS — 0.06%
241,000	Maxtor Corp ^	226,540
	Convertible
	5.750% March 1, 2012
		$226,540

CONTAINERS — 0.17%
650,000	Owens-Illinois Inc ^^	661,375
	Debentures
	7.800% May 15, 2018
		$661,375

DISTRIBUTORS — 0.63%
2,410,000	Owens&Minor Inc	2,459,415
	Notes
	6.350% April 15, 2016
		$2,459,415

ELECTRIC COMPANIES — 2.02%
1,415,000	Bruce Mansfield Unit	1,456,360
	Guaranteed Notes
	6.850% June 1, 2034
73,000	Commonwealth Edison Co ^	66,015
	Debentures
	4.750% December 1, 2011
3,385,000	Empresa Nacional de Electricidad SA	3,769,617
	Bonds
	7.875% February 1, 2027

400,000	Quezon Power Philippines Ltd	400,000
	Bonds
	8.860% June 15, 2017
250,000	SP Powerassets Ltd	176,245
SGD	Notes
	3.730% October 22, 2010
395,000	TXU Corp	315,282
	Senior Notes
	5.550% November 15, 2014
1,010,000	TXU Corp	736,704
	Senior Unsecured Notes
	6.500% November 15, 2024
945,000	TXU Corp	683,904
	Notes
	6.550% November 15, 2034
250,000	Texas - New Mexico Power Co	252,793
	Senior Notes
	6.250% January 15, 2009
		$7,856,920

ELECTRONIC INSTRUMENTS & EQUIPMENT — 2.06%
1,500,000	Agilent Technologies Inc	1,523,744
	Senior Unsecured Notes
	6.500% November 1, 2017
2,000,000	Arrow Electronics Inc	2,131,738
	Senior Notes
	6.875% July 1, 2013
865,000	Avnet Inc	1,014,213
	Convertible
	2.000% March 15, 2034
1,220,000	Avnet Inc	1,233,135
	Notes
	5.875% March 15, 2014
1,850,000	Avnet Inc	1,846,759
	Notes
	6.000% September 1, 2015
245,000	Avnet Inc	256,921
	Senior Unsecured Notes
	6.625% September 15, 2016
		$8,006,510

ELECTRONICS - SEMICONDUCTOR — 0.14%
225,000	Amkor Technology Inc	214,313
	Senior Notes
	7.125% March 15, 2011
240,000	Kulicke & Soffa Industries Inc	226,500
	Convertible
	.500% November 30, 2008
65,000	Kulicke & Soffa Industries Inc	56,225
	Convertible
	1.000% June 30, 2010
40,000	Richardson Electronics Ltd	37,200
	Convertible
	7.750% December 15, 2011
		$534,238

ENGINEERING & CONSTRUCTION — 0.26%
1,005,000	North American Energy Partners Inc	992,438
	Senior Notes
	8.750% December 1, 2011
		$992,438

FINANCIAL SERVICES — 6.77%
1,910,000	American General Finance Corp	1,911,910
	Notes
	6.900% December 15, 2017
180,000	CIT Group Inc	158,557
	Senior Notes
	5.125% September 30, 2014
185,000	CIT Group Inc	162,864
	Senior Notes
	5.000% February 13, 2014
596,000	Countrywide Financial Corp # †	434,901
	Convertible
	4.220% May 15, 2037
220,000	Countrywide Financial Corp # † ^^	171,556
	Convertible
	2.820% April 15, 2037
176,000	Countrywide Home Loans Inc	127,081
	Notes
	4.000% March 22, 2011
895,000	Ford Motor Credit Co	806,375
	Notes
	5.700% January 15, 2010
1,245,000	Ford Motor Credit Co	1,040,059
	Notes
	7.000% October 1, 2013
5,255,000	General Electric Capital Corp	3,677,230
NZD	Senior Unsubordinated Notes
	6.500% September 28, 2015
400,000	General Electric Capital Corp	286,648
NZD	Senior Notes
	6.750% September 26, 2016
45,000	General Motors Acceptance Corp	37,749
	Bonds
	8.000% November 1, 2031
260,000	General Motors Acceptance Corp	209,703
	Global Notes
	6.750% December 1, 2014
37,900,127,200	JPMorgan Chase&Co # ~	2,764,885
IDR	Zero Coupon
	8.800% April 12, 2012
17,433,642,500	JPMorgan Chase Bank London # ~	1,470,793
IDR	Zero Coupon
	12.240% October 21, 2010
12,275,000	JPMorgan Chase Bank NA # ~	5,245,349
BRL	Zero Coupon
	13.870% May 17, 2010
1,820,000	NiSource Finance Corp	1,815,907
	Notes
	6.400% March 15, 2018

313,412	Power Receivables Finance #	327,202
	Senior Notes
	6.290% January 1, 2012
1,125,000	Ranhill Labuan Ltd #	1,102,291
	Notes
	12.500% October 26, 2011
400,000	Residential Capital LLC	453,858
GBP	Notes
	8.875% July 1, 2014
555,000	Residential Capital LLC	341,325
	Senior Notes
	6.500% June 1, 2012
650,000	Residential Capital LLC	393,250
	Notes
	6.875% June 30, 2015
1,565,000	Residential Capital LLC	962,475
	Senior Notes
	6.500% April 17, 2013
2,665,000	Toll Brothers Finance Corp	2,418,381
	Notes
	5.150% May 15, 2015
		$26,320,349

FOOD & BEVERAGES — 0.05%
210,000	Sara Lee Corp	198,856
	Unsecured Notes
	6.125% November 1, 2032
		$198,856

FOREIGN BANKS — 3.74%
49,000,000	Barclays Financial LLC #	1,603,878
THB	Bonds
	4.100% March 22, 2010
3,020,000,000	Barclays Financial LLC #	3,257,619
KRW	Medium Term Notes
	4.060% September 16, 2010
125,000,000	Barclays Financial LLC #	4,098,305
THB	Bonds
	4.160% February 22, 2010
350,000,000	Rabobank Nederland #	5,563,256
ISK	Unsubordinated Notes
	13.500% January 28, 2008
		$14,523,058

FOREIGN GOVERNMENTS — 6.65%
2,935,000	Government of Australia	2,483,144
AUD	Notes
	6.000% June 14, 2011
2,000,000	Government of Australia	1,673,928
AUD	Bonds
	6.000% May 1, 2012
4,290,000	Government of Australia	3,739,652
AUD	Bonds
	7.000% December 1, 2010
100,000	Government of Brazil	127,500
	Unsubordinated Notes
	8.875% April 15, 2024
5,790,000	Government of Brazil	7,324,350
	Bonds
	8.250% January 20, 2034
80,000,000	Government of Mexico	7,186,902
MXP	Bonds
	8.000% December 7, 2023
460,000	Government of Peru "	455,400
	Step Bond 3.250% - 5.000%
	6.650% March 7, 2017
17,945,000	Government of South Africa	2,843,378
ZAR	Bonds
	13.000% August 31, 2010
		$25,834,254

GOLD, METALS & MINING — 0.00%
500,000	Murrin Murrin Holdings ‡ ð	500
	Bonds
	9.375% August 31, 2027
		$500

HEALTH CARE RELATED — 1.53%
480,000	HCA Inc	397,393
	Notes
	7.690% June 15, 2025
255,000	HCA Inc	208,815
	Debentures
	7.500% December 15, 2023
2,505,000	HCA Inc	1,913,114
	Debentures
	7.050% December 1, 2027
1,115,000	HCA Inc	907,679
	Notes
	7.580% September 15, 2025
2,000,000	HCA Inc	1,750,000
	Notes
	6.250% February 15, 2013
80,000	HCA Inc	64,277
	Notes
	7.750% July 15, 2036
725,000	HCA Inc	567,313
	Bonds
	7.500% November 6, 2033
100,000	HCA Inc ^^	84,500
	Bonds
	6.500% February 15, 2016
55,000	Tenet Healthcare Corp	40,975
	Senior Notes
	6.875% November 15, 2031
		$5,934,066

HOMEBUILDING — 2.64%
1,070,000	DR Horton Inc	887,510
	Company Guaranteed Notes
	5.625% January 15, 2016
405,000	DR Horton Inc	340,167
	Senior Notes
	5.625% September 15, 2014

3,295,000	DR Horton Inc	2,617,298
	Senior Notes
	5.250% February 15, 2015
5,000	DR Horton Inc	4,338
	Unsubordinated Notes
	6.500% April 15, 2016
85,000	K Hovnanian Enterprises Inc	57,800
	Global Notes
	6.250% January 15, 2016
20,000	K Hovnanian Enterprises Inc	14,000
	Senior Notes
	6.500% January 15, 2014
20,000	K Hovnanian Enterprises Inc	14,000
	Global Notes
	6.375% December 15, 2014
1,925,000	Lennar Corp	1,466,892
	Company Guaranteed Notes
	5.600% May 31, 2015
1,340,000	Lennar Corp	1,048,377
	Company Guaranteed Notes
	6.500% April 15, 2016
450,000	Pulte Homes Inc	372,222
	Senior Unsecured Notes
	5.200% February 15, 2015
3,615,000	Pulte Homes Inc	2,725,779
	Senior Unsecured Notes
	6.000% February 15, 2035
695,000	Pulte Homes Inc	526,515
	Senior Notes
	6.375% May 15, 2033
290,000	Stanley-Martin Communities LLC	174,000
	Notes
	9.750% August 15, 2015
		$10,248,898

INSURANCE RELATED — 3.39%
9,600,000	ASIF Global Finance XXVII #	6,594,359
SGD	Senior Notes
	2.380% February 26, 2009
415,000	Allstate Corp	389,412
	Senior Notes
	5.950% April 1, 2036
555,000	Marsh & McLennan Cos Inc	537,229
	Senior Unsecured Notes
	5.750% September 15, 2015
850,000	Marsh & McLennan Cos Inc	827,811
	Notes
	5.375% July 15, 2014
125,000	Marsh & McLennan Cos Inc	108,893
	Senior Notes
	5.875% August 1, 2033
3,005,000	Mutual of Omaha Insurance Co #	2,945,621
	Notes
	6.800% June 15, 2036

755,000	St Paul Travelers Co Inc	787,892
	Senior Unsecured Notes
	6.750% June 20, 2036
1,010,000	Travelers Cos Inc	978,298
	Senior Notes
	6.250% June 15, 2037
		$13,169,515

LEISURE & ENTERTAINMENT — 0.88%
120,000	Time Warner Inc	118,143
	Company Guaranteed Bonds
	6.625% May 15, 2029
75,000	Time Warner Inc	82,997
	Company Guaranteed Bonds
	7.625% April 15, 2031
295,000	Time Warner Inc	287,037
	Notes
	6.500% November 15, 2036
2,925,000	Viacom Inc	2,932,974
	Bonds
	6.875% April 30, 2036
		$3,421,151

MACHINERY — 0.18%
665,000	Toro Co	686,410
	Bonds
	6.625% May 1, 2037
		$686,410

MANUFACTURING — 0.91%
1,550,000	Bombardier Inc	1,507,675
CAD	Debentures
	7.350% December 22, 2026
480,000	Borden Inc	384,000
	Debentures
	9.200% March 15, 2021
2,220,000	Borden Inc	1,665,000
	Debentures
	7.875% February 15, 2023
		$3,556,675

MEDICAL PRODUCTS — 0.19%
160,000	Boston Scientific Corp	147,200
	Senior Unsecured Bonds
	5.450% June 15, 2014
275,000	Boston Scientific Corp	258,500
	Senior Unsecured Bonds
	6.400% June 15, 2016
500,000	EPIX Pharmaceuticals Inc	336,250
	Convertible
	3.000% June 15, 2024
		$741,950

MISCELLANEOUS — 0.24%
907,800	PF Export Receivables Master Trust Technologies #	915,380
	Company Guaranteed Notes
	6.436% June 1, 2015
		$915,380

OFFICE EQUIPMENT & SUPPLIES — 0.19%
750,000	Xerox Capital Trust I	749,052
	Company Guaranteed Notes
	8.000% February 1, 2027
		$749,052

OIL & GAS — 4.74%
2,525,000	Anadarko Petroleum Corp	2,571,031
	Senior Notes
	5.950% September 15, 2016
1,865,000	Anadarko Petroleum Corp	1,899,197
	Senior Notes
	6.450% September 15, 2036
995,000	Connacher Oil & Gas Ltd #	993,756
	Secured Notes
	10.250% December 15, 2015
700,000	Devon Energy Corp	1,220,625
	Convertible
	4.950% August 15, 2008
500,000	Devon Energy Corp	871,875
	Convertible
	4.900% August 15, 2008
250,000	El Paso Corp	253,714
	Senior Notes
	7.800% August 1, 2031
2,000,000	El Paso Corp ^^	1,893,350
	Bonds
	6.950% June 1, 2028
990,000	Enterprise Products Operating LP	1,012,926
	Notes
	6.300% September 15, 2017
200,000	KN Capital Trust III	180,400
	Company Guaranteed Notes
	7.630% April 15, 2028
1,275,000	Kinder Morgan Finance	1,052,960
	Company Guaranteed Notes
	6.400% January 5, 2036
210,000	Kinder Morgan Inc	184,786
	Senior Unsecured Notes
	5.150% March 1, 2015
2,750,000	Plains All American Pipeline LP	2,767,586
	Notes
	6.650% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,292,159
	Notes
	6.125% January 15, 2017
365,000	Talisman Energy Inc	341,272
	Notes
	5.850% February 1, 2037

975,000	Talisman Energy Inc	950,195
	Senior Unsecured Bonds
	6.250% February 1, 2038
110,000	Weatherford International Ltd	109,851
	Notes
	6.500% August 1, 2036
776,000	Williams Cos Inc	834,200
	Debentures
	7.500% January 15, 2031
		$18,429,883

OTHER ASSET-BACKED — 0.12%
500,000	Community Program Loan Trust	467,829
	Series 1987-A Class A5
	4.500% April 1, 2029
		$467,829

PAPER & FOREST PRODUCTS — 1.81%
635,000	Georgia-Pacific Corp	558,800
	Bonds
	7.250% June 1, 2028
540,000	Georgia-Pacific Corp	502,200
	Senior Notes
	8.000% January 15, 2024
5,850,000	Georgia-Pacific Corp	5,352,750
	Notes
	7.750% November 15, 2029
120,000	Georgia-Pacific Corp	115,800
	Notes
	8.875% May 15, 2031
500,000	International Paper Co	494,937
	Notes
	4.250% January 15, 2009
		$7,024,487

PHARMACEUTICALS — 1.66%
3,510,000	Elan Finance PLC	3,299,400
	Senior Notes
	7.750% November 15, 2011
1,655,000	Elan Finance PLC	1,630,175
	Senior Notes
	8.875% December 1, 2013
910,000	Valeant Pharmaceuticals International	832,650
	Convertible
	3.000% August 16, 2010
840,000	Valeant Pharmaceuticals International	705,600
	Convertible
	4.000% November 15, 2013
		$6,467,825

PRINTING & PUBLISHING — 0.40%
2,685,000	Tribune Co	1,571,694
	Unsecured Notes
	5.250% August 15, 2015
		$1,571,694

RAILROADS — 0.83%
3,245,000	CSX Corp	2,945,130
	Senior Unsubordinatd Notes
	6.000% October 1, 2036
386,000	Missouri Pacific Railroad Co	262,480
	Debentures
	5.000% January 1, 2045
		$3,207,610

REAL ESTATE — 0.81%
2,200,000	Highwoods Properties Inc REIT	2,307,015
	Senior Notes
	7.500% April 15, 2018
935,000	Host Hotels & Resorts Inc REIT #	798,256
	Callable Notes
	2.625% April 15, 2027
90,000	Kimball Hill Homes Inc	28,800
	Senior Subordinated Notes
	10.500% December 15, 2012
		$3,134,071

RETAIL — 3.46%
755,000	Albertson’s Inc	664,221
	Notes
	6.625% June 1, 2028
4,545,000	Albertson’s Inc	4,374,285
	Debentures
	7.450% August 1, 2029
360,000	Albertson’s Inc	365,210
	Debentures
	8.000% May 1, 2031
580,000	Albertson’s Inc	573,689
	Debentures
	7.750% June 15, 2026
500,000	Dillard’s Inc	390,000
	Debentures
	7.875% January 1, 2023
500,000	Dillard’s Inc	395,763
	Unsecured Notes
	6.625% January 15, 2018
1,000,000	Dillard’s Inc	770,000
	Debentures
	7.750% July 15, 2026
525,000	Federated Retail Holdings Inc	457,567
	Notes
	6.375% March 15, 2037
850,000	Foot Locker Inc	782,000
	Debentures
	8.500% January 15, 2022
2,736,000	Home Depot Inc	2,308,913
	Senior Unsecured Notes
	5.875% December 16, 2036
445,000	JC Penney Corp Inc	397,658
	Senior Notes
	6.375% October 15, 2036

2,125,000	Toys R Us Inc	1,535,313
	Senior Notes
	7.375% October 15, 2018
540,000	Toys R Us Inc	417,150
	Senior Notes
	7.875% April 15, 2013
		$13,431,769

SPECIALIZED SERVICES — 0.81%
3,285,000	Western Union Co	3,152,867
	Senior Unsecured Notes
	6.200% November 17, 2036
		$3,152,867

SUPRANATIONALS — 5.17%
17,325,000	Inter-American Development Bank	11,979,096
NZD	Senior Unsecured Notes
	6.000% December 15, 2017
17,500,000	Inter-American Development Bank ~	8,135,534
BRL	Zero Coupon
	18.840% May 11, 2009
		$20,114,630

TELEPHONE & TELECOMMUNICATIONS — 9.47%
750,000	ALLTEL Corp	573,750
	Senior Unsecured Notes
	7.875% July 1, 2032
760,000	AT&T Corp	746,030
	Notes
	6.500% March 15, 2029
4,205,000	AT&T Inc	4,397,076
	Bonds
	6.500% September 1, 2037
610,000	BellSouth Corp	593,151
	Bonds
	6.000% November 15, 2034
775,000	Embarq Corp	816,723
	Notes
	7.995% June 1, 2036
1,465,000	Level 3 Communications Inc	1,283,706
	Senior Notes
	3.500% June 15, 2012
1,070,000	Level 3 Communications Inc	952,300
	Convertible
	6.000% March 15, 2010
965,000	Level 3 Communications Inc	897,450
	Convertible
	6.000% September 15, 2009
2,440,000	Level 3 Communications Inc	2,128,900
	Convertible
	2.875% July 15, 2010
150,000	NTL Cable PLC	148,500
	Senior Notes
	9.125% August 15, 2016
775,000	Nextel Communications Inc	728,476
	Bonds
	5.950% March 15, 2014

290,000	Nextel Communications Inc	287,100
	Convertible
	5.250% January 15, 2010
230,000	Nextel Communications Inc	226,578
	Notes
	6.875% October 31, 2013
838,000	Nortel Networks Corp	822,288
	Convertible
	4.250% September 1, 2008
250,000	Nortel Networks Corp	197,500
	Notes
	6.875% September 1, 2023
1,585,000	Northern Telecom Capital	1,299,700
	Company Guaranteed Notes
	7.875% June 15, 2026
500,000	Philippine Long Distance Telephone Co	555,000
	Notes
	8.350% March 6, 2017
150,000	Qwest Capital Funding Inc	135,000
	Unsecured Notes
	7.625% August 3, 2021
3,500,000	Qwest Capital Funding Inc	3,150,000
	Company Guaranteed Notes
	7.750% February 15, 2031
500,000	Qwest Corp	470,000
	Debentures
	7.250% September 15, 2025
339,000	Sprint Capital Corp	321,495
	Company Guaranteed Notes
	6.875% November 15, 2028
606,000	Sprint Nextel Corp	580,423
	Bonds
	6.000% December 1, 2016
470,000	Telecom Italia Capital SA	457,031
	Company Guaranteed Notes
	6.000% September 30, 2034
465,000	Telecom Italia Capital SA	465,716
	Company Guaranteed Notes
	6.375% November 15, 2033
8,740,000	Telefonica Emisones SAU	9,769,450
	Company Guaranteed Notes
	7.045% June 20, 2036
250,000	US West Capital Funding Inc	211,250
	Company Guaranteed Notes
	6.500% November 15, 2018
2,005,000	US West Capital Funding Inc	1,694,225
	Bonds
	6.875% July 15, 2028
2,915,000	Verizon Global Funding Corp	2,851,377
	Bonds
	5.850% September 15, 2035
65,000	Verizon Maryland Inc	56,022
	Senior Unsecured Notes
	5.125% June 15, 2033
		$36,816,217

TEXTILES — 0.37%
39,000	Dixie Group Inc ^^	36,660
	Convertible
	7.000% May 15, 2012
750,000	Kellwood Co	585,000
	Convertible
	7.625% October 15, 2017
950,000	Kellwood Co	825,313
	Convertible
	3.500% June 15, 2034
		$1,446,973

TOBACCO — 0.73%
545,000	Reynolds American Inc	550,821
	Bonds
	7.250% June 15, 2037
2,235,000	Reynolds American Inc	2,276,399
	Bonds
	6.750% June 15, 2017
		$2,827,220

TRANSPORTATION — 0.38%
1,650,000	APL Ltd ^	1,386,000
	Debentures
	8.000% January 15, 2024
100,000	Preston Corp	93,070
	Convertible
	7.000% May 1, 2011
		$1,479,070

U.S. MUNICIPAL — 1.53%
1,950,000	Michigan Tobacco Settlement Finance Authority	1,834,677
	Revenue Bonds
	7.309% June 1, 2034
4,755,000	Tobacco Settlement Financing Corp	4,127,197
	Municipal Bonds
	6.706% June 1, 2046
		$5,961,874

UTILITIES — 1.96%
240,000	AES Corp	241,800
	Senior Notes
	7.750% March 1, 2014
920,000	Calpine Corp # ‡	984,400
	Senior Notes
	8.500% July 15, 2010
1,000,000	Constellation Energy Group	922,162
	Notes
	4.550% June 15, 2015
1,200,000	DCP Midstream LP #	1,167,444
	Bonds
	6.450% November 3, 2036
180,000	NGC Corp	159,300
	Debentures
	7.125% May 15, 2018

2,220,000	NGC Corp	1,953,600
	Company Guaranteed Notes
	8.316% June 1, 2027
415,000	NGC Corp	352,750
	Debentures
	7.625% October 15, 2026
455,000	White Pine Hydro LLC # ^	470,602
	Notes
	6.960% July 10, 2037
1,000,000	White Pine Hydro LLC # ^	1,036,643
	Notes
	7.260% July 20, 2015
300,000	White Pine Hydro LLC # ^	314,103
	Notes
	6.310% July 10, 2017
		$7,602,804

TOTAL BONDS — 96.88%		$376,598,475
(Cost $354,411,194)

COMMON STOCK

Shares		Value ($)

COMMUNICATIONS – EQUIPMENT— 0.32%
51,679	Corning Inc	1,239,779
		$1,239,779

UNIT INVESTMENT TRUST — 0.08%
10,238	DWS High Income Trust ^^	49,142
23,247	Dreyfus Premier GNMA Fund	86,944
6,501	Highland Credit Strategies Fund*	2,925
7,484	Highland Credit Strategies Fund	118,397
16,727	Van Kampen High Income Trust II	60,719
		$318,127

TOTAL COMMON STOCK — 0.41%		$1,557,906
(Cost $801,764)

PREFERRED STOCK

Shares		Value ($)

COMPUTER SOFTWARE & SERVICES — 0.07%
300	Lucent Technologies Capital Trust 1	261,788
		$261,788

CONTAINERS — 0.35%
27,425	Owens-Illinois Inc	1,367,822
		$1,367,822

ELECTRIC COMPANIES — 0.32%
5,650	AES Trust III	262,725
2,255	New York State Electric & Gas Corp	139,810
25,000	Southern California Edison Co	525,000

3,600	Union Electric Co	285,300
300	Xcel Energy Inc	20,100
		$1,232,935

HOUSEHOLD GOODS — 0.37%
31,225	Newell Financial Trust Inc	1,424,641
		$1,424,641

OIL & GAS — 0.52%
15,175	Chesapeake Energy Corp	1,788,293
7,000	El Paso Energy Capital Trust I	252,000
		$2,040,293

REAL ESTATE — 0.01%
2,000	FelCor Lodging Trust Inc REIT	43,250
		$43,250

UTILITIES — 0.01%
322	MDU Resources Group Inc	32,190
		$32,190

TOTAL PREFERRED STOCK — 1.64%		$6,402,919
(Cost $5,394,063)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,158,000	Federal Home Loan Bank	4,157,636
	3.190% January 2, 2008

TOTAL SHORT-TERM INVESTMENTS — 1.07%		$4,157,636
(Cost $4,157,636)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO — 100%		$388,716,936
(Cost $364,764,657)

Legend

* Non-income Producing Security

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

^ Illiquid Security.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

“ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2007.

† Represents the current interest rate for variable rate security.

‡ Security in default at December 31, 2007.

** Security is an agency note with maturity date and interest rate indicated.

ð Security is fair valued at December 31, 2007.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $4,177,580.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Currency Abbreviations

AUD	–	Australian Dollars
BRL	–	Brazilian Real
CAD	–	Canadian Dollars
GBP	–	Great British Pound
IDR	–	Indonesian Rupiah
ISK	–	Icelandic Krona
KRW	–	South Korean Won
MXP	–	Mexican Peso
NZD	–	New Zealand Dollars
SGD	–	Singapore Dollars
THB	–	Thai Baht
ZAR	–	South African Rand

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	120,950,235	31.12%
Aa	14,934,686	3.84%
A	19,546,407	5.03%
Baa	91,511,931	23.54%
Ba	50,949,595	13.11%
B	36,204,846	9.31%
C	29,228,167	7.52%
Not Rated	25,391,069	6.53%
	$ 388,716,936	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,030.44	$ 4.61

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.67	$ 4.58

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC

(doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

_________________________

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008